Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 08, 2013	Jun. 29, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001267097
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Trading Symbol	TRW
Entity Registrant Name	TRW Automotive Holdings Corp.
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock, Shares Outstanding		119,292,837
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Common Stock, par value			$ 0.01
Entity Public Float			$ 3.7